COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Aggregate Minimum Lease Commitments
Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2016 and for each succeeding fiscal year indicated below are (in the aggregate) as follows:

2017	$4,865
2018	3,896
2019	3,222
2020	1,828
2021	668

$14,479